Equity (Details) - Schedule of stock option assumptions - Employee Stock Option [Member] - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Equity (Details) - Schedule of stock option assumptions [Line Items]
Dividend yield
Weighted average grant date fair value (in Dollars per share)	$ 14.99	$ 8.09
Minimum [Member]
Equity (Details) - Schedule of stock option assumptions [Line Items]
Risk-free interest rate	0.40%	0.40%
Expected option term (years)	5 years	5 years
Expected share price volatility	52.80%	52.50%
Maximum [Member]
Equity (Details) - Schedule of stock option assumptions [Line Items]
Risk-free interest rate	1.30%	1.80%
Expected option term (years)	5 years 1 month 6 days	5 years 1 month 6 days
Expected share price volatility	58.70%	52.80%